Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income tax provision
	2019	2018
Current:
Federal	$-	$10,000
State	-	-
Foreign	-	-
Total Current	-	10,000
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total Deferred	-	-
Provision for income taxes	$-	$10,000

Schedule of reconciliation of income tax expense
	2019	2018
Computed tax benefit at federal statutory rate	$(100,605)	$(223,397)
Permanent items	11,913	6,987
Stock-based compensation	1,050	11,840
Incentive stock options	-	1,773
Conversion feature derivative liability	(37,852)	(11,979)
Interest expense, derivative liability	36,428	-
Uncertain tax positions	-	10,000
Impact of difference related to foreign earnings	1,469	-
Gain on extinguishment of debt	-	(22,104)
Change in fair value of derivative liability	(42,748)	-
Valuation allowance	130,345	236,880
Provision for income taxes	$-	$10,000

Schedule of deferred tax assets
	2019	2018
Deferred Tax Assets:
Net operating loss carryforwards	$2,192,000	$1,826,000
Stock-based compensation	7,000	1,000
Accounts receivable and other timing differences	197,000	317,000
Basis difference in assets and debt	(109,000)	(42,000)
Total Deferred Tax Asset	2,287,000	2,102,000
Valuation allowance	(2,287,000)	(2,102,000)
Net Deferred Tax Asset	$-	$-

Unrecognized tax benefits
Federal and State
Balance at January 1, 2019	$90,000
Additions for tax positions related to current year	-
Additions for tax positions related to prior years	-
Balance at December 31, 2019	$90,000